Revenues (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Partnership Revenue
The following tables contain the Partnership’s revenue for the three and nine months ended September 30, 2018 and 2017, by contract type and by segment:

Three Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	118,898	—	—	—	—	—	—	118,898
Contracts of affreightment	—	51,977	—	—	—	—	—	51,977
Time charters	—	72,526	27,855	—	—	—	—	100,381
Bareboat charters	—	9,039	4,002	—	—	—	—	13,041
Voyage charters	—	7,924	—	—	14,954	4,576	—	27,454
Management fees and other	12,346	2,832	729	—	—	—	—	15,907
	131,244	144,298	32,586	—	14,954	4,576	—	327,658

Three Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	116,611	—	—	—	—	—	—	116,611
Contracts of affreightment	—	41,038	—	—	—	—	—	41,038
Time charters	—	75,344	5,662	—	—	2,336	—	83,342
Bareboat charters	—	16,251	4,543	—	—	—	—	20,794
Voyage charters	—	2,916	—	—	11,431	845	(3,351)	11,841
	116,611	135,549	10,205	—	11,431	3,181	(3,351)	273,626

Nine Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	350,315	—	—	—	—	—	—	350,315
Contracts of affreightment	—	140,155	—	—	—	—	—	140,155
Time charters	—	222,218	84,136	—	—	—	—	306,354
Bareboat charters	—	35,720	13,380	—	—	—	—	49,100
Voyage charters	—	21,032	—	—	38,075	14,497	(920)	72,684
Management fees and other	39,220	11,076	2,307	—	—	—	—	52,603
	389,535	430,201	99,823	—	38,075	14,497	(920)	971,211

Nine Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	339,713	—	—	—	—	—	—	339,713
Contracts of affreightment	—	132,300	—	—	—	—	—	132,300
Time charters	—	208,183	18,422	3,916	—	6,864	—	237,385
Bareboat charters	—	55,739	14,070	—	—	—	—	69,809
Voyage charters	—	8,524	—	—	26,558	3,618	(3,351)	35,349
	339,713	404,746	32,492	3,916	26,558	10,482	(3,351)	814,556

(1)	Includes revenues earned between segments of the Partnership, during the nine months ended September 30, 2018 and the three and nine months ended September 30, 2017.

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	1,376	1,376	4,083	4,452
Voyage charters - towage	14,954	11,431	38,075	26,558
Management fees and other	15,907	—	52,603	—
Total	32,237	12,807	94,761	31,010

Schedule of Contract Assets and Contract Liabilities
The following table presents the contract assets and contract liabilities associated with these long-term charter arrangements from contracts with customers on the Partnership’s consolidated balance sheets.

	September 30, 2018	January 1, 2018
	$	$
Contract assets
Current	4,012	—
Non-current	42,113	36,084
	46,125	36,084

Contract liabilities
Current	45,513	46,444
Non-current	146,582	176,755
	192,095	223,199

Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer
The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	September 30, 2018	December 31, 2017
	$	$
Pre-operational costs	17,791	4,522
Offshore asset mobilization costs	55,081	57,818
Vessel repositioning costs	15,641	—
	88,513	62,340